DERIVATIVE FINANCIAL INSTRUMENTS (Details 1)	Dec. 31, 2021 USD ($) MT	Dec. 31, 2020 USD ($) MT
Current Assets
Disclosure of detailed information about hedges [abstract]
Notional value	$ 18,189,000
Fair value gain	5,109,000
Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Notional value	3,620,000	$ 1,599,000
Fair value gain	261,000	458,000
Current Liabilities
Disclosure of detailed information about hedges [abstract]
Notional value	8,177,000
Fair value gain	(611,000)
Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Notional value	3,993,000
Fair value gain	(93,000)
January 2021 to February 2021 0.5% FOB Singapore Strike price 276.0 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 276.0
Quantity | MT		1,400
Notional value		$ 386,000
Fair value gain		160,000
January 2021 to May 2021 0.5% FOB Singapore Strike price 311.3 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 311.3
Quantity | MT		1,500
Notional value		$ 467,000
Fair value gain		118,000
January 2021 To May 2021 0.5% Fob Rotterdam Strike Price 298.5 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 298.5
Quantity | MT		2,500
Notional value		$ 746,000
Fair value gain		$ 180,000
January 2022 0.5% FOB Rottedam Strike Price 407.00 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 407.00
Quantity | MT	500
Notional value	$ 204,000
Fair value gain	74,000
January 2022 to May 2022 0.5% FOB Singapore Strike Price 505.25 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 505.25
Quantity | MT	1,900
Notional value	$ 960,000
Fair value gain	115,000
January 2022 to June 2022 0.5% FOB Rottedam Strike Price 518.00 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 518.00
Quantity | MT	1,200
Notional value	$ 622,000
Fair value gain	22,000
January 2022 to February 2022 0.5% FOB Singapore Strike Price 564.75 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 564.75
Quantity | MT	700
Notional value	$ 395,000
Fair value gain	17,000
January 2022 to March 2022 0.5% FOB Rottedam Strike Price 533.00 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 533.00
Quantity | MT	2,700
Notional value	$ 1,439,000
Fair value gain	33,000
April 2022 to October 2022 0.5% FOB Rottedam Strike Price 533.00 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 533.00
Quantity | MT	6,500
Notional value	$ 3,465,000
Fair value gain	(74,000)
November 2022 0.5% FOB Rottedam Strike Price 528.50 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 528.50
Quantity | MT	500
Notional value	$ 264,000
Fair value gain	(10,000)
December 2022 0.5% FOB Rottedam Strike Price 527.50 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 527.50
Quantity | MT	500
Notional value	$ 264,000
Fair value gain	$ (9,000)